EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Partnership Units [Line Items]
Limited partners	$ 3,086	$ 4,626	$ 4,924
Total distributions	$ 1,260	$ 1,231	$ 1,169
Per unit (in dollars per share)	$ 1.34	$ 1.40	$ 1.40
Limited partners
Schedule of Partnership Units [Line Items]
Limited partners	$ 452	$ 440	$ 419
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited partners	807	789	748
Total distributions	799	781	741
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	8	8	7
FV LTIP of the Operating Partnership | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	$ 1	$ 2	$ 2